UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05502
                                                    -----------
                              Comstock Funds, Inc.
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                        Date of fiscal year end: April 30
                                                -----------

                    Date of reporting period: April 30, 2006
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              COMSTOCK FUNDS, INC.

                                  ANNUAL REPORT
                                 APRIL 30, 2006





TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of April 30, 2006 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      For the fiscal year ended  April 30,  2006,  the  Comstock  Capital  Value
Fund's Class A Shares declined 18.35%. The Comstock Strategy Fund's Class A Shares declined 15.69%. The Standard & Poor's ("S&P") 500 Index and the Lehman Brothers Government/Corporate Bond ("LBG/C") Index rose 15.41% and 0.20%, respectively, over the same twelve month period. Each index is an unmanaged indicator of investment performance. The Comstock Capital Value Fund's performance was mainly due to its holdings of S&P 500 puts, shorts in S&P 500 futures, and shorts and puts in individual stocks concentrated in technology, finance, and home building stocks. The performance of the Comstock Strategy Fund was largely due to its position in S&P 500 puts.

      The Funds' adverse performance for the year ended April 30, 2006 was due to positioning both Funds to benefit from the secular bear market that the portfolio managers believe is currently in force. The Funds were therefore positioned to make money in a down trending market, but were down as the stock market was quite strong during the period. It is not unusual for stocks to have one or more powerful counter trend rallies during a secular bear market. The Japanese market, for example, featured several rallies of 50 percent or more during its 13 year decline of about 80 percent. The portfolio managers remain bearish on future market prospects, and both Funds remained positioned to benefit from a resumption of the downturn.

                                                      Sincerely yours,


                                                      /s/ Bruce N. Alpert

                                                      Bruce N. Alpert
                                                      Chief Operating Officer
                                                      Gabelli Funds, LLC
June 12, 2006

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED APRIL 30, 2006+
================================================================================

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

TOTAL RETURN BASED ON A $10,000 INVESTMENT --
COMSTOCK STRATEGY FUND CLASS O SHARES

                                           Lehman
                  Class O     S&P 500    Govt./Corp.       Blended
                 Shares (a)  Index (d)  Bond Index (e)    Index (g)
5/26/88           $ 9,550    $10,000      $10,000         $10,000
4/89               10,824     12,554       10,858          11,452
4/90               12,242     13,879       11,767          12,498
4/91               13,302     16,324       13,513          14,475
4/92               14,577     18,615       14,968          16,199
4/93               15,409     21,334       17,139          18,249
4/94               16,970     21,416       17,336          18,726
4/95               17,375     25,156       18,536          20,712
4/96               17,837     32,756       20,139          24,066
4/97               16,972     40,989       21,492          27,235
4/98               14,446     57,823       23,927          33,154
4/99               12,811     70,441       25,430          37,040
4/00               10,973     77,577       25,672          38,582
4/01               11,857     67,515       28,781          39,868
4/02               12,117     58,995       30,934          40,045
4/03               13,113     51,149       34,779          41,416
4/04               11,559     62,847       35,405          45,214
4/05               10,429     66,825       37,221          47,723
4/06                8,817     77,123       37,296          50,359

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

-------------------------------------------------------------------------------------------------------------------------
                                            CALENDAR     SIX                                             SINCE FUND'S
COMSTOCK STRATEGY FUND (A)                YEAR TO DATE  MONTHS    ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION (5/26/88)
-------------------------------------------------------------------------------------------------------------------------
 CLASS O (CPSFX)..........................   (5.21)%    (8.41)%   (15.46)%     (5.75)%     (6.80)%         (0.44)%
-------------------------------------------------------------------------------------------------------------------------
 CLASS A (CPFAX)
  Without sales charge....................   (5.15)     (8.46)    (15.69)      (6.01)      (7.05)          (0.66)
  With sales charge (b)...................   (9.42)    (12.58)    (19.49)      (6.87)      (7.48)          (0.91)
-------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPFCX)
  Without contingent deferred sales charge   (5.08)     (8.65)    (15.97)      (6.62)      (7.69)          (1.06)
  With contingent deferred sales charge (c)  (6.10)     (9.63)    (16.87)      (6.62)      (7.69)          (1.06)
-------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (d).........................   5.60       9.63      15.41        2.70        8.94           12.07
-------------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVT./CORP. BOND INDEX (e)  (1.32)      0.13       0.20        5.32        6.36            7.62(f)
-------------------------------------------------------------------------------------------------------------------------

(a) TOTAL RETURN PRIOR TO 8/01/91 REFLECTS THE PERFORMANCE OF THE FUND AS A CLOSED-END FUND; AS AN OPEN-END FUND THE FUND INCURS CERTAIN ADDITIONAL EXPENSES AS A RESULT OF THE CONTINUOUS OFFERING AND REDEMPTION OF ITS SHARES. BECAUSE CLASS A SHARES AND CLASS C SHARES WERE NOT ACTUALLY INTRODUCED UNTIL 7/15/92 AND 8/01/95, RESPECTIVELY, TOTAL RETURN FOR THE PERIOD PRIOR TO THE INTRODUCTION OF EACH SUCH CLASS (I) REFLECTS THE PERFORMANCE INFORMATION FOR CLASS O SHARES AND CLASS A SHARES, AS APPROPRIATE, AND (II) DOES NOT REFLECT SERVICE AND DISTRIBUTION FEES BORNE BY CLASS A SHARES AND CLASS C SHARES PRIOR TO THEIR INTRODUCTION, WHICH, IF REFLECTED, WOULD REDUCE THE TOTAL RETURN PRESENTED. TOTAL RETURN ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. GABELLI FUNDS, LLC BECAME THE INVESTMENT ADVISER OF THE FUND ON 5/23/00.
(b) ASSUMING THE MAXIMUM INITIAL SALES CHARGE OF 4.5%.
(c) ASSUMING PAYMENT OF THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC). A CDSC OF 1% IS IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE.
(d) THE S&P 500 INDEX IS AN UNMANAGED BROAD-BASED INDEX COMPRISED OF COMMON STOCKS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS.
(e) THE LEHMAN BROTHERS GOVT./CORP. BOND INDEX IS AN UNMANAGED BROAD-BASED INDEX COMPRISED OF U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES AND INVESTMENT GRADE CORPORATE DEBT. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS.
(f) FROM MAY 31, 1988, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
(g) THE BLENDED INDEX CONTAINS 65% OF THE LEHMAN BROTHERS GOVT./CORP. BOND INDEX AND 35% OF THE S&P 500 INDEX.
+ PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THIS FUND UTILIZES DERIVATIVES. THE USE OF DERIVATIVES POSES SPECIAL RISKS AND MAY NOT BE SUITABLE FOR CERTAIN INVESTORS. DERIVATIVES MAY BE RISKIER THAN OTHER TYPES OF INVESTMENTS BECAUSE THEY MAY RESPOND MORE TO CHANGES IN ECONOMIC CONDITIONS THAN OTHER INVESTMENTS. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED APRIL 30, 2006+
================================================================================

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

TOTAL RETURN BASED ON A $10,000 INVESTMENT --
COMSTOCK CAPITAL VALUE FUND CLASS A SHARES

                     Class A Shares (a)                 S&P 500 Index (f)
10/10/85                  $ 9,550                           $ 10,000
4/86                       13,363                             13,223
4/87                       15,145                             16,728
4/88                       17,449                             15,641
4/89                       19,472                             19,221
4/90                       22,348                             21,243
4/91                       22,979                             24,978
4/92                       23,817                             28,475
4/93                       24,323                             31,100
4/94                       24,294                             32,752
4/95                       23,924                             38,464
4/96                       23,591                             50,068
4/97                       20,531                             62,646
4/98                       14,067                             88,371
4/99                       10,438                            107,661
4/00                        8,277                            118,567
4/01                       10,862                            103,189
4/02                       12,185                             90,167
4/03                       14,560                             78,175
4/04                       11,271                             96,054
4/05                        9,970                            102,129
4/06                        8,140                            117,867

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------------------------------------------------------------------------------------------------------------------
                                           CALENDAR     SIX      ONE      FIVE       TEN     SINCE POLICY       SINCE FUND'S
COMSTOCK CAPITAL VALUE FUND (A)         YEAR TO DATE   MONTHS    YEAR     YEARS     YEARS    INCEPTION (B)  INCEPTION (10/10/85)
---------------------------------------------------------------------------------------------------------------------------------
 CLASS A (DRCVX)
  Without sales charge....................  (5.67)%   (11.68)% (18.35)%  (5.61)%   (10.09)%     (3.21)%          (0.77)%
  With sales charge (c)...................  (9.91)    (15.65)  (22.03)   (6.47)    (10.51)      (3.63)           (1.05)
---------------------------------------------------------------------------------------------------------------------------------
 CLASS B (DCVBX)
  Without contingent deferred sales charge  (5.81)    (12.22)  (19.02)   (6.33)    (10.81)      (3.76)           (1.30)
  With contingent deferred sales charge (d) (9.58)    (15.74)  (22.23)   (6.68)    (10.81)      (3.76)           (1.30)
---------------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPCCX)
  Without contingent deferred sales charge  (5.63)    (11.95)  (18.74)   (6.29)    (10.73)      (3.72)           (1.26)
  With contingent deferred sales charge (e) (6.49)    (12.83)  (19.56)   (6.29)    (10.73)      (3.72)           (1.26)
---------------------------------------------------------------------------------------------------------------------------------
 CLASS R (CPCRX) .........................  (5.28)    (11.49)  (17.90)   (5.49)     (9.90)      (3.09)           (0.66)
---------------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (f)........................   5.60       9.63    15.41     2.70       8.94       10.82            12.73(g)
---------------------------------------------------------------------------------------------------------------------------------

(a) TOTAL RETURN IS BASED UPON A HYPOTHETICAL INVESTMENT AT THE FUND'S INCEPTION ON 10/10/85. BECAUSE CLASS B SHARES WERE NOT ACTUALLY INTRODUCED UNTIL 1/15/93 AND CLASS C SHARES AND CLASS R SHARES WERE NOT ACTUALLY INTRODUCED UNTIL 8/22/95, TOTAL RETURN FOR THE PERIOD PRIOR TO THE INTRODUCTION OF EACH SUCH CLASS (I) IN THE CASE OF CLASS B SHARES AND CLASS R SHARES, REFLECTS THE PERFORMANCE INFORMATION FOR CLASS A SHARES, (II) IN THE CASE OF CLASS C SHARES, REFLECTS THE PERFORMANCE INFORMATION FOR CLASS A SHARES AND CLASS B SHARES, AS APPROPRIATE, AND (III) IN THE CASE OF CLASS B SHARES AND CLASS C SHARES, DOES NOT REFLECT HIGHER SERVICE AND DISTRIBUTION FEES AND CERTAIN ADMINISTRATIVE EXPENSES BORNE BY CLASS B SHARES AND CLASS C SHARES PRIOR TO THEIR INTRODUCTION, WHICH, IF REFLECTED, WOULD REDUCE THE TOTAL RETURN PRESENTED. TOTAL RETURN ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. GABELLI FUNDS, LLC BECAME THE INVESTMENT ADVISER OF THE FUND ON 5/23/00.
(b) ON APRIL 28, 1987, COMSTOCK PARTNERS, INC., THE CAPITAL VALUE FUND'S INVESTMENT ADVISER, ASSUMED INVESTMENT RESPONSIBILITIES AND THE FUND CHANGED ITS INVESTMENT OBJECTIVE TO THE CURRENT INVESTMENT OBJECTIVE.
(c) ASSUMING THE MAXIMUM INITIAL SALES CHARGE OF 4.5%.
(d) ASSUMING PAYMENT OF THE MAXIMUM CDSC. THE MAXIMUM CDSC FOR CLASS B SHARES IS 4% AND IS REDUCED TO 0% AFTER SIX YEARS.
(e) ASSUMING PAYMENT OF THE MAXIMUM CDSC. A CDSC OF 1% IS IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE.
(f) THE S&P 500 INDEX IS AN UNMANAGED BROAD-BASED INDEX COMPRISED OF COMMON STOCKS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS.
(g) SINCE 9/30/85, THE DATE CLOSEST TO THE FUND'S INCEPTION DATE FOR WHICH DATA IS AVAILABLE.
+ PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THIS FUND UTILIZES SHORT SELLING AND DERIVATIVES. SHORT SELLING OF SECURITIES AND USE OF DERIVATIVES POSE SPECIAL RISKS AND MAY NOT BE SUITABLE FOR CERTAIN INVESTORS. SHORT SELLING IS A SALE OF A BORROWED SECURITY AND LOSSES ARE REALIZED IF THE PRICE OF THE SECURITY INCREASES BETWEEN THE DATE THE SECURITY IS SOLD AND THE DATE THE FUND REPLACES IT. DERIVATIVES MAY BE RISKIER THAN OTHER TYPES OF INVESTMENTS BECAUSE THEY MAY RESPOND MORE TO CHANGES IN ECONOMIC CONDITIONS THAN OTHER INVESTMENTS. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

COMSTOCK FUNDS, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from November 1, 2005 through April 30, 2006
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended April 30, 2006.

                       Beginning         Ending      Annualized      Expenses
                     Account Value   Account Value     Expense     Paid During
                       11/01/05         04/30/06        Ratio         Period*
--------------------------------------------------------------------------------
COMSTOCK STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class O               $1,000.00        $  915.90        2.29%         $10.88
Class A               $1,000.00        $  915.40        2.52%         $11.97
Class C               $1,000.00        $  913.50        3.32%         $15.75
HYPOTHETICAL 5% RETURN
Class O               $1,000.00        $1,013.44        2.29%         $11.43
Class A               $1,000.00        $1,012.30        2.52%         $12.57
Class C               $1,000.00        $1,008.33        3.32%         $16.53
--------------------------------------------------------------------------------
COMSTOCK CAPITAL VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A               $1,000.00        $  883.20        2.20%         $10.27
Class B               $1,000.00        $  877.80        2.96%         $13.78
Class C               $1,000.00        $  880.50        2.95%         $13.75
Class R               $1,000.00        $  885.10        1.96%         $ 9.16
HYPOTHETICAL 5% RETURN
Class A               $1,000.00        $1,013.88        2.20%         $10.99
Class B               $1,000.00        $1,010.12        2.96%         $14.75
Class C               $1,000.00        $1,010.17        2.95%         $14.70
Class R               $1,000.00        $1,015.08        1.96%         $ 9.79

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets as of April 30, 2006:

STRATEGY FUND                                   PERCENT
LONG POSITIONS
U.S. Treasury Notes ...........................  83.1
U.S. Treasury Bills ...........................  10.1
Put Options Purchased .........................   1.4
Real Estate ...................................   1.3
Other Assets and Liabilities (Net) ............   4.1
                                                -----
                                                100.0
                                                =====

CAPITAL VALUE FUND                              PERCENT
LONG POSITIONS
U.S. Treasury Bills ...........................  97.8
Real Estate ...................................   1.4
Put Options Purchased .........................   0.8
Other Assets and Liabilities (Net) ............  20.4

SHORT POSITIONS
Financial Services ............................  (6.5)
Electronics ...................................  (2.7)
Building and Construction .....................  (2.7)
Business Services .............................  (2.6)
Health Care ...................................  (2.1)
Computer Software and Services ................  (1.1)
Retail ........................................  (1.0)
Computer Hardware .............................  (0.9)
Futures Contracts .............................  (0.8)
                                                -----
                                                100.0
                                                =====

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JANUARY 31, 2006. SHAREHOLDERS MAY OBTAIN THIS
INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUNDS AT 800-GABELLI (800-422-3554). THE FUNDS' FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Company files Form N-PX with the Funds' complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds' proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

--------------------------------------------------------------------------------
                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the fiscal year ended April 30, 2006, none of the dividends paid was qualified dividend income for the Strategy Fund and the Capital Value Fund.

   U.S. GOVERNMENT INCOME:
   The percentage of the ordinary income dividends paid by the Strategy Fund and the Capital Value Fund during the 2006 fiscal year which was derived from U.S. Treasury securities was 100% and 94.31%, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. Strategy Fund and Capital Value Fund met this strict requirement in 2006. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- APRIL 30, 2006
================================================================================

                                                         MARKET
      UNITS                              COST            VALUE
      -----                             ------           -----
  TERM NOTE -- 1.3%
              REAL ESTATE -- 1.3%
      10,000  Merrill Lynch Medium Term
                Note, Ser. C,
                Due 06/04/09+ (a) ....$  100,000      $  121,350
                                      ----------      ----------
    PRINCIPAL
     AMOUNT
    -------
  U.S. GOVERNMENT OBLIGATIONS -- 93.2%
              U.S. TREASURY BILL -- 10.1%
  $  982,000  U.S. Treasury Bill,
                4.508%++, 05/11/06 ...   980,790         980,790
                                      ----------      ----------
              U.S. TREASURY NOTES -- 83.1%
              U.S. Treasury Notes,
   2,500,000    3.875%, 07/31/07 ..... 2,495,283       2,469,338
   5,400,000    6.000%, 08/15/09 ..... 5,329,246       5,581,829
                                      ----------      ----------
                                       7,824,529       8,051,167
                                      ----------      ----------
  TOTAL U.S. GOVERNMENT
     OBLIGATIONS ..................... 8,805,319       9,031,957
                                      ----------      ----------

   NUMBER OF                        EXPIRATION DATE/     MARKET
   CONTRACTS                         EXERCISE PRICE      VALUE
   ----------                       ----------------     -----
PUT OPTIONS PURCHASED+ -- 1.4%
        150   Fannie Mae ............. Jun. 06/45     $    4,500
        125   S & P 500 Index ........ Jun. 06/1125        8,750
         60   S & P 500 Index ........ Sep. 06/1125       18,600
        110   S & P 500 Index ........ Sep. 06/1150       46,200
         65   S & P 500 Index ........ Dec. 06/1150       57,850
                                                      ----------
  TOTAL PUT OPTIONS PURCHASED (Cost $577,548) .......    135,900
                                                      ----------
  TOTAL INVESTMENTS -- 95.9% (Cost $9,482,867) ......  9,289,207
  OTHER ASSETS AND LIABILITIES (NET) -- 4.1% ........    399,993
                                                      ----------
  NET ASSETS -- 100.0% .............................. $9,689,200
                                                      ==========
  ------------------
  (a) Security return is linked to the performance of the PHLX Housing Sector Index.
   +  Non-income producing security.
  ++  Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- APRIL 30, 2006
================================================================================

                                                        MARKET
      UNITS                              COST           VALUE
      -----                             ------          -----
  TERM NOTE -- 1.4%
              REAL ESTATE -- 1.4%
      50,000  Merrill Lynch Medium
                Term Note, Ser. C,
                Due 06/04/09+ (a) ... $  500,000     $   606,750
                                      ----------     -----------
    PRINCIPAL
     AMOUNT
    -------
  U.S. GOVERNMENT OBLIGATIONS -- 97.8%
              U.S. TREASURY BILLS -- 97.8%
 $42,152,000  U.S. Treasury Bills,
                4.473% to 4.911%++,
                05/04/06 to
                10/12/06 (b)(c) ..... 42,049,349      42,049,576
                                      ----------     -----------

   NUMBER OF                        EXPIRATION DATE/
   CONTRACTS                         EXERCISE PRICE
   ----------                       ----------------
  PUT OPTIONS PURCHASED+ -- 0.8%
        400   Fannie Mae ............ Jun. 06/45          12,000
        525   S & P 500 Index ....... Jun. 06/1125        36,750
        250   S & P 500 Index ....... Sep. 06/1125        77,500
        270   S & P 500 Index ....... Dec. 06/1150       240,300
                                                     -----------
  TOTAL PUT OPTIONS PURCHASED
    (Cost $1,619,117) ..............................     366,550
                                                     -----------
  TOTAL INVESTMENTS -- 100.0%
    (Cost $44,168,466) .............................  43,022,876
  SECURITIES SOLD SHORT -- (19.6)%
    (Proceeds received $9,167,844) .................  (8,449,755)
  FUTURES CONTRACTS -- (0.8)%
    (Unrealized depreciation) ......................    (327,875)
  OTHER ASSETS AND LIABILITIES (NET) -- 20.4% ......   8,761,230
                                                     -----------
  NET ASSETS -- 100.0% ............................. $43,006,476
                                                     ===========
  SECURITIES SOLD SHORT -- (20.4)%

      SHARES                           PROCEEDS
      ------                           --------
  COMMON STOCKS -- (19.6)%
              BUILDING AND CONSTRUCTION -- (2.7)%
       6,500  Centex Corp. .......... $  434,352     $   361,400
       6,500  KB HOME ...............    431,715         400,205
      11,000  Pulte Homes Inc. ......    418,204         410,850
                                      ----------     -----------
                                       1,284,271       1,172,455
                                      ----------     -----------
              BUSINESS SERVICES -- (2.6)%
      18,000  aQuantive Inc. ........    437,336         451,080
      11,000  CDW Corp. .............    721,531         654,720
                                      ----------     -----------
                                       1,158,867       1,105,800
                                      ----------     -----------

SECURITIES SOLD SHORT (CONTINUED)

                                                       MARKET
      SHARES                           PROCEEDS        VALUE
      ------                           --------        ------
              COMPUTER HARDWARE -- (0.9)%
      16,000  Dell Inc. ............. $  612,142     $   419,200
                                      ----------     -----------
              COMPUTER SOFTWARE AND SERVICES -- (1.1)%
      25,000  Juniper Networks Inc. .    579,523         462,000
                                      ----------     -----------
              ELECTRONICS -- (2.7)%
      25,000  Cogent Inc. ...........    570,341         409,000
      22,000  Maxim Integrated
                Products Inc. .......  1,037,704         775,720
                                      ----------     -----------
                                       1,608,045       1,184,720
                                      ----------     -----------
              FINANCIAL SERVICES -- (6.5)%
       9,000  Capital One
                Financial Corp. .....    677,752         779,760
      12,000  CompuCredit Corp. .....    448,317         479,400
      20,000  Countrywide
                Financial Corp. .....    721,682         813,200
      12,000  MBIA Inc. .............    660,372         715,560
                                      ----------     -----------
                                       2,508,123       2,787,920
                                      ----------     -----------
              HEALTH CARE -- (2.1)%
      18,000  ICOS Corp. ............    418,476         394,740
      12,000  Kyphon Inc. ...........    407,352         498,600
                                      ----------     -----------
                                         825,828         893,340
                                      ----------     -----------
              RETAIL -- (1.0)%
      24,000  bebe stores inc. ......    591,045         424,320
                                      ----------     -----------
   TOTAL SECURITIES SOLD SHORT ...... $9,167,844     $ 8,449,755
                                      ==========     ===========

    NUMBER OF                                         UNREALIZED
    CONTRACTS                      EXPIRATION DATE   DEPRECIATION
    ---------                      ---------------   ------------
  FUTURES CONTRACTS -- SHORT POSITION -- (0.8)%
         50   S & P 500
                Index Futures ....... 06/15/06       $  (327,875)
                                                     ===========
------------------
(a) Security return is linked to the performance of the PHLX Housing Sector
    Index.
(b) At April 30, 2006, $27,800,000 of the principal amount was pledged as collateral for securities sold short.
(c) At April 30, 2006, $3,000,000 of the principal amount was pledged as collateral for futures contracts.
+   Non-income  producing  security.
++  Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2006
================================================================================

                                                                            STRATEGY      CAPITAL VALUE
                                                                              FUND            FUND
                                                                         -------------    -------------
ASSETS:
  Investments at value (Cost $8,905,319 and $42,549,349, respectively)   $   9,153,307    $  42,656,326
  Put options purchased (Cost $577,548 and $1,619,117, respectively) .         135,900          366,550
  Deposit at brokers .................................................         418,258        8,682,864
  Receivable for Fund shares sold ....................................              --           66,288
  Interest receivable ................................................          91,212            7,624
  Prepaid expenses ...................................................           1,184            2,568
                                                                         -------------    -------------
  TOTAL ASSETS .......................................................       9,799,861       51,782,220
                                                                         -------------    -------------
LIABILITIES:
  Securities sold short (proceeds $0 and $9,167,844, respectively) ...              --        8,449,755
  Variation margin payable ...........................................              --            9,500
  Payable for Fund shares redeemed ...................................           5,875           86,194
  Payable for investment advisory fees ...............................           6,829           35,140
  Payable for distribution fees ......................................             765           14,994
  Payable to custodian ...............................................          22,758           43,328
  Other accrued expenses .............................................          74,434          136,833
                                                                         -------------    -------------
  TOTAL LIABILITIES ..................................................         110,661        8,775,744
                                                                         -------------    -------------
  NET ASSETS applicable to 3,586,179 and 18,709,427
     shares outstanding, respectively ................................   $   9,689,200    $  43,006,476
                                                                         =============    =============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value ......................   $       3,586    $      18,709
  Additional paid-in capital .........................................      69,595,671      202,760,966
  Accumulated net investment income ..................................          13,505          189,655
  Accumulated net realized loss on investments, options,
    securities sold short, and futures transactions ..................     (59,729,902)    (159,207,478)
  Net unrealized depreciation on investments,
    options, securities sold short, and futures transactions .........        (193,660)        (755,376)
                                                                         -------------    -------------
  NET ASSETS .........................................................   $   9,689,200    $  43,006,476
                                                                         =============    =============
SHARES OF CAPITAL STOCK:
  CLASS O:
  Net Asset Value and redemption price per share
    ($7,566,332 / 2,819,699 shares outstanding with
    150,000,000 shares authorized) ...................................           $2.68
                                                                                 =====
  CLASS A:
  Net Asset Value and redemption price per share
    ($1,592,897 / 576,929 shares outstanding with
    150,000,000 shares authorized and $32,873,354 / 14,102,710 shares outstanding with 125,000,000 shares
    authorized, respectively) ........................................           $2.76            $2.33
                                                                                 =====            =====
  Maximum offering price per share (NAV / .955 based on
    maximum sales charge of 4.50% of the offering price) .............           $2.89            $2.44
                                                                                 =====            =====
  CLASS B:
  Net Asset Value and offering price per share
    ($2,371,318 / 1,042,506 shares outstanding with
    125,000,000 shares authorized) ...................................                            $2.27(a)
                                                                                                  =====
  CLASS C:
  Net Asset Value and offering price per share
    ($529,971 / 189,551 shares outstanding with
    200,000,000 shares authorized and $7,736,825 / 3,553,490
    shares outstanding with 125,000,000 shares
    authorized, respectively) ........................................           $2.80(a)         $2.18(a)
                                                                                 =====            =====
  CLASS R:
  Net Asset Value, offering and redemption price per share
    ($24,979 / 10,721 shares outstanding with 125,000,000
    shares authorized) ...............................................                            $2.33
                                                                                                  =====

-----------------
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED APRIL 30, 2006
================================================================================

                                                                 STRATEGY      CAPITAL VALUE
                                                                   FUND            FUND
                                                              -------------    -------------
INVESTMENT INCOME:
  Interest .................................................   $    522,496    $  2,292,863
                                                               ------------    ------------
  TOTAL INVESTMENT INCOME ..................................        522,496       2,292,863
                                                               ------------    ------------
EXPENSES:
  Investment advisory fees .................................         97,338         535,959
  Distribution fees -- Class A .............................          4,862         100,419
  Distribution fees -- Class B .............................             --          37,081
  Distribution fees -- Class C .............................          3,819          96,911
  Dividends on securities sold short .......................             --         134,039
  Shareholder services fees ................................         46,888         139,724
  Registration expenses ....................................         30,459          46,382
  Directors' fees ..........................................          8,829          38,873
  Shareholder communications expenses ......................         32,873          58,888
  Custodian fees ...........................................          4,998           8,640
  Legal and audit fees .....................................         39,420          40,852
  Interest expense .........................................            843           2,434
  Miscellaneous expenses ...................................         10,558          40,760
                                                               ------------    ------------
  TOTAL EXPENSES ...........................................        280,887       1,280,962
                                                               ------------    ------------
LESS:
  Custodian fee credits ....................................             --            (442)
                                                               ------------    ------------
  TOTAL NET EXPENSES .......................................        280,887       1,280,520
                                                               ------------    ------------
  NET INVESTMENT INCOME ....................................        241,609       1,012,343
                                                               ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  OPTIONS, SECURITIES SOLD SHORT, AND FUTURES TRANSACTIONS:
  Net realized loss on investment securities ...............     (1,909,191)     (9,407,724)
  Net realized loss on short positions in securities .......             --      (2,735,235)
  Net change in unrealized appreciation/depreciation on
    investments, options, securities sold short,
    and futures transactions ...............................       (306,148)       (612,925)
                                                               ------------    ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
    OPTIONS, SECURITIES SOLD SHORT, AND FUTURES TRANSACTIONS     (2,215,339)    (12,755,884)
                                                               ------------    ------------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....   $ (1,973,730)   $(11,743,541)
                                                               ============    ============

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                STRATEGY FUND                 CAPITAL VALUE FUND
                                                       ------------------------------    ------------------------------
                                                        FOR THE YEAR ENDED APRIL 30,      FOR THE YEAR ENDED APRIL 30,
                                                       ------------------------------    ------------------------------
                                                            2006             2005             2006            2005
                                                       -------------    -------------    -------------    -------------
OPERATIONS:
  Net investment income (loss) .....................   $     241,609    $     162,061    $   1,012,343    $     (95,647)
  Net realized loss on investment securities .......      (1,909,191)      (2,827,061)      (9,407,724)     (10,376,998)
  Net realized loss on short positions in securities              --               --       (2,735,235)      (5,397,678)
  Net realized loss on option contracts written ....              --               --               --       (1,510,250)
  Net change in unrealized appreciation/
    depreciation on investments, options,
    securities sold short, and futures
    transactions ...................................        (306,148)         841,342         (612,925)       3,855,888
                                                       -------------    -------------    -------------    -------------
  NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ......................      (1,973,730)      (1,823,658)     (11,743,541)     (13,524,685)
                                                       -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income:
    Class O ........................................        (193,712)        (273,348)              --               --
    Class A ........................................         (31,015)         (65,147)        (675,615)              --
    Class B ........................................              --               --          (40,231)              --
    Class C ........................................          (3,343)          (5,805)        (106,173)              --
    Class R ........................................              --               --             (497)              --
                                                       -------------    -------------    -------------    -------------
                                                            (228,070)        (344,300)        (822,516)              --
                                                       -------------    -------------    -------------    -------------
  Return of capital:
    Class O ........................................              --         (120,154)              --               --
    Class A ........................................              --          (28,637)              --               --
    Class C ........................................              --           (2,551)              --               --
                                                       -------------    -------------    -------------    -------------
                                                                  --         (151,342)              --               --
                                                       -------------    -------------    -------------    -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............        (228,070)        (495,642)        (822,516)              --
                                                       -------------    -------------    -------------    -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from shares sold:
    Class A ........................................         243,631          688,685        7,137,718       42,468,187
    Class B ........................................            --               --             73,700        1,586,746
    Class C ........................................         425,214          235,977        2,944,703       10,568,566
    Class R ........................................            --               --              5,810          120,657
                                                       -------------    -------------    -------------    -------------
                                                             668,845          924,662       10,161,931       54,744,156
                                                       -------------    -------------    -------------    -------------
  Proceeds from reinvestment of dividends:
    Class O ........................................         114,412          232,531               --               --
    Class A ........................................          14,061           34,642          430,964               --
    Class B ........................................              --               --           31,921               --
    Class C ........................................           1,490            6,382           69,498               --
    Class R ........................................              --               --              214               --
                                                       -------------    -------------    -------------    -------------
                                                             129,963          273,555          532,597               --
                                                       -------------    -------------    -------------    -------------
  Cost of shares redeemed:
    Class O ........................................      (1,756,647)      (1,567,852)              --               --
    Class A ........................................        (838,751)      (2,184,018)     (19,354,899)     (53,995,973)
    Class B ........................................              --               --       (2,237,111)      (4,472,672)
    Class C ........................................        (255,203)        (233,298)      (6,492,100)     (13,924,516)
    Class R ........................................              --               --          (25,463)        (128,761)
                                                       -------------    -------------    -------------    -------------
                                                          (2,850,601)      (3,985,168)     (28,109,573)     (72,521,922)
                                                       -------------    -------------    -------------    -------------
  NET DECREASE IN NET ASSETS FROM
    CAPITAL STOCK TRANSACTIONS .....................      (2,051,793)      (2,786,951)     (17,415,045)     (17,777,766)
                                                       -------------    -------------    -------------    -------------
  REDEMPTION FEES ..................................              --            2,174           17,918           18,514
                                                       -------------    -------------    -------------    -------------
  NET DECREASE IN NET ASSETS .......................      (4,253,593)      (5,104,077)     (29,963,184)     (31,283,937)
NET ASSETS:
  Beginning of period ..............................      13,942,793       19,046,870       72,969,660      104,253,597
                                                       -------------    -------------    -------------    -------------
  End of period ....................................   $   9,689,200    $  13,942,793    $  43,006,476    $  72,969,660
                                                       =============    =============    =============    =============
  Undistributed net investment income ..............   $      13,505               --    $     189,655               --
                                                       =============    =============    =============    =============

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION. Comstock Funds, Inc. (the "Company"), formerly known as Comstock Partners Funds, Inc., is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Strategy Fund (the "Strategy Fund") and Comstock Capital Value Fund (the "Capital Value Fund") (each a "Fund" and collectively the "Funds"). The Company accounts separately for the assets, liabilities, and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Funds' holding period. The Funds will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Funds in each agreement. The Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. At April 30, 2006, there were no open repurchase agreements.

OPTIONS. The Funds may purchase or write call or put options on securities or indices. As a writer of put options, the Funds receive a premium at the outset and then bear the risk of unfavorable changes in the price of the financial instrument underlying the option. The Funds would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Funds would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Funds pay a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Funds would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Funds would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money," and "out-of-the-money," respectively. The Funds may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Funds limit their opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. The Strategy Fund may sell put options on certain indices in order to hedge various market risks.

FUTURES CONTRACTS. The Funds may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Funds each day, depending on the daily fluctuations of the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Funds recognize a realized gain or loss when the contract is closed.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Capital Value Fund may enter into short sale transactions. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at April 30, 2006 are reflected in the Schedule of Investments.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At April 30, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover,

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Funds are informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in a Fund's custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DISTRIBUTIONS TO SHAREHOLDERS. Income distributions to shareholders, if any, are made quarterly for the Strategy Fund and annually for the Capital Value Fund. Distributions from realized gains, if any, will be made annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the fiscal year ended April 30, 2006, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to additional paid-in capital.

                                                 ACCUMULATED NET REALIZED
                              ACCUMULATED     LOSS ON INVESTMENTS, OPTIONS,    ADDITIONAL
                          UNDISTRIBUTED NET       SECURITIES SOLD SHORT,         PAID-IN
                           INVESTMENT INCOME     AND FUTURES TRANSACTIONS        CAPITAL
                          ------------------     ------------------------      ------------
     Strategy Fund .............   --                  $(14,076,373)           $(14,076,373)
     Capital Value Fund ........   --                   (57,496,622)            (57,496,622)

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The tax character of distributions paid during the fiscal years ended April 30, 2006 and 2005 was as follows:

                                           STRATEGY FUND            CAPITAL VALUE FUND
                                     ------------------------     ----------------------
                                        YEAR ENDED APRIL 30,       YEAR ENDED APRIL 30,
                                     ------------------------     ----------------------
                                       2006            2005         2006          2005
                                     --------        --------     --------      --------
         Ordinary Income ........... $228,070        $344,300     $822,516           --
         Return of Capital .........       --         151,342           --           --

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of April 30, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                          STRATEGY FUND      CAPITAL VALUE FUND
                                                          -------------      ------------------
          Accumulated capital loss carryforward .......   $(59,223,644)        $(155,401,166)
          Post October losses .........................       (917,424)           (5,303,636)
          Undistributed ordinary income ...............         17,599               210,127
          Net unrealized appreciation on investments ..        213,412                 3,387
          Net unrealized appreciation on short sales ..             --               718,089
                                                          ------------         -------------
          Total .......................................   $(59,910,057)        $(159,773,199)
                                                          ============         =============

The following summarizes the tax cost of investments, put options purchased, proceeds of short sales, futures transactions, and the related unrealized appreciation (depreciation) for each Fund at April 30, 2006:

                                                         GROSS            GROSS         NET UNREALIZED
                                        COST/         UNREALIZED        UNREALIZED      APPRECIATION/
                                     (PROCEEDS)      APPRECIATION      DEPRECIATION     (DEPRECIATION)
                                     ----------      ------------      ------------    ----------------
          Strategy Fund ........... $ 9,075,795       $  269,839        $ (56,427)         $213,412

          Capital Value Fund
            Investments ...........  43,019,489          106,977         (103,590)            3,387
            Short sales ...........  (9,167,844)       1,102,877         (384,788)          718,089

The following summarizes capital loss carryforwards and expiration dates for each Fund at April 30, 2006:

             EXPIRING IN FISCAL YEAR      STRATEGY FUND     CAPITAL VALUE FUND
             -----------------------      -------------     ------------------
                      2007                 $26,257,347         $ 48,938,064
                      2008                  15,186,640           36,909,064
                      2009                   5,026,316              409,704
                      2012                          --           15,241,825
                      2013                  11,097,388           40,898,340
                      2014                   1,655,953           13,004,169
                                           -----------         ------------
                                           $59,223,644         $155,401,166
                                           ===========         ============

These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders. For the year ended April 30, 2006, the Strategy Fund and the Capital Value Fund had capital loss carryforward expirations of $14,076,373 and $57,496,622, respectively.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

3. INVESTMENT ADVISORY AGREEMENTS. Gabelli Funds, LLC serves as the Adviser and Administrator for both Funds. As compensation for services and related expenses, the Strategy Fund and Capital Value Fund pay the Adviser an annual fee of 0.85% and 1.00%, respectively, of the Funds' average daily net assets, computed daily and payable monthly. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Funds' portfolio, oversees the administration of all aspects of the Funds' business and affairs, and pays the compensation of all Officers and Directors of the Funds who are affiliated persons of the Adviser.

4. DISTRIBUTION PLAN. The Company's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class O and Class R) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended April 30, 2006, other than short-term securities, were as follows:

                                                PURCHASES         SALES
                                                ---------        --------
Strategy Fund:
   Long transactions .......................  $ 2,492,578       $2,500,000
   Long put option transactions ............    1,008,536           29,835
                                              -----------       ----------
                                              $ 3,501,114       $2,529,835
                                              ===========       ==========
Capital Value Fund:
   Short sale transactions .................  $23,137,347       $8,238,019
   Long put option transactions ............    2,999,513           98,278
                                              -----------       ----------
                                              $26,136,860       $8,336,297
                                              ===========       ==========

There were no option contracts written for the Capital Value Fund during the year ended April 30, 2006.

6. TRANSACTIONS WITH AFFILIATES. During the year ended April 30, 2006, Gabelli & Company informed the Funds that it received $60,158 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund's NAV per share is a Fund expense pursuant to the Advisory Agreements between each Fund and the Adviser. During the year ended April 30, 2006, the Strategy Fund and the Capital Value Fund reimbursed the Adviser $0 and $26,250, respectively, in connection with the cost of computing such Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

7. CAPITAL STOCK TRANSACTIONS. The Strategy Fund offers Class A and Class C Shares. Class O Shares are no longer offered for sale, except for reinvestment of dividends. The Capital Value Fund offers Class A, Class B, Class C, and Class R Shares.

Each Class O, Class A, and Class C Share of the Strategy Fund and each Class A, Class B, Class C, and Class R Share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its NAV, and has identical rights except that Class A, Class B, and Class C Shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively. In addition, only the holders of Class A, Class B, and Class C Shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A Shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges ("CDSC"). Class B Shares are subject to a CDSC upon

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

redemption within six years of purchase and automatically convert to Class A Shares approximately six years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class R Shares are available only to certain institutional investors and certain benefit or retirement plans. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company.

Effective June 15, 2005 the Funds imposed a redemption fee of 2.00% on Class A, Class B, Class C, and Class R Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Funds imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Funds. The redemption fees retained by the Funds during the fiscal year ended April 30, 2006 amounted to $0 and $17,918 and during the fiscal year ended April 30, 2005 amounted to $2,174 and $18,514 for the Strategy Fund and the Capital Value Fund, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of capital stock were as follows:

                                                             STRATEGY FUND                    CAPITAL VALUE FUND
                                                      ----------------------------        ---------------------------
                                                         YEAR ENDED APRIL 30,                YEAR ENDED APRIL 30,
                                                      ----------------------------        ---------------------------
                                                        2006              2005              2006              2005
                                                      --------           ---------        ---------        ----------
CLASS O:
Shares issued upon reinvestment of dividends ........   39,720             69,292
Shares redeemed ..................................... (603,396)          (462,436)
                                                      --------           --------
   Net decrease in Class O Shares ................... (563,676)          (393,144)
                                                      ========           ========
CLASS A:
Shares sold .........................................   79,905            196,731         2,825,975        13,372,569
Shares issued upon reinvestment of dividends ........    4,741             10,105           176,624                --
Shares redeemed ..................................... (274,787)          (639,497)       (7,479,522)      (17,768,611)
                                                      --------           --------        ----------       -----------
   Net decrease in Class A Shares ................... (190,141)          (432,661)       (4,476,923)       (4,396,042)
                                                      ========           ========        ==========       ===========
CLASS B:
Shares sold .........................................                                        31,206           501,514
Shares issued upon reinvestment of dividends ........                                        13,356                --
Shares redeemed .....................................                                      (902,228)       (1,497,081)
                                                                                         ----------       -----------
   Net decrease in Class B Shares ...................                                      (857,666)         (995,567)
                                                                                         ==========       ===========
CLASS C:
Shares sold .........................................  143,966             65,707         1,270,121         3,626,444
Shares issued upon reinvestment of dividends ........      504              1,836            30,348                --
Shares redeemed .....................................  (82,895)           (66,349)       (2,708,569)       (4,843,293)
                                                      --------           --------        ----------       -----------
   Net increase (decrease) in Class C Shares ........   61,575              1,194        (1,408,100)       (1,216,849)
                                                      ========           ========        ==========       ===========
CLASS R:
Shares sold .........................................                                         2,293            36,921
Shares issued upon reinvestment of dividends ........                                            88                --
Shares redeemed .....................................                                        (9,263)          (41,899)
                                                                                         ----------       -----------
   Net decrease in Class R Shares ...................                                        (6,882)           (4,978)
                                                                                         ==========       ===========

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

8. INDEMNIFICATIONS. The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission (the "SEC") requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Funds or any material adverse effect on the Adviser or its ability to manage the Funds.

10. SUBSEQUENT EVENT. (UNAUDITED) On May 16, 2006, the Board approved increasing the minimum investment balance in each Fund from $500 to $1,000. In addition, the Board also authorized shareholders to exchange their shares of the Strategy Fund Class A and Class O into the Capital Value Fund Class A Shares with no initial sales load on the condition that the sum of the value of shares exchanged plus any new or existing investment of the receiving Capital Value account is at least $1,000. Class C Shares of the Strategy Fund can be exchanged into Class C Shares of the Capital Value Fund on the condition that the sum of the value of shares exchanged plus any new or existing investment of the receiving Capital Value account is at least $1,000. The Board considered the similar investment objectives and strategies of the Capital Value Fund with that of the Strategy Fund in that both portfolios are positioned to benefit from a severe bear market.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                           INCOME FROM INVESTMENT OPERATIONS                DISTRIBUTIONS
                        ---------------------------------------   -----------------------------------
                                           Net
             Net Asset                Realized and      Total
   Period      Value,       Net        Unrealized       from          Net      Return
   Ended     Beginning  Investment   Gain (Loss) on  Investment   Investment     of        Total       Redemption
 April 30   of Period    Income(a)     Investments   Operations     Income     Capital  Distributions    Fees(a)
 --------   ----------  ----------   --------------  ----------   ----------   -------  -------------  ----------
STRATEGY FUND
CLASS O
   2006        $3.24      $0.06          $(0.56)       $(0.50)      $(0.06)        --     $(0.06)           --
   2005         3.71       0.04           (0.40)        (0.36)       (0.08)    $(0.03)     (0.11)        $0.00*
   2004         4.35       0.04           (0.55)        (0.51)       (0.13)        --      (0.13)           --
   2003         4.17       0.06            0.29          0.35        (0.17)        --      (0.17)           --
   2002         4.20       0.13           (0.04)         0.09        (0.12)        --      (0.12)           --

CLASS A
   2006        $3.33      $0.06          $(0.58)       $(0.52)      $(0.05)        --     $(0.05)           --
   2005         3.79       0.03           (0.40)        (0.37)       (0.06)    $(0.03)     (0.09)        $0.00*
   2004         4.42       0.03           (0.58)        (0.55)       (0.08)        --      (0.08)           --
   2003         4.17       0.05            0.29          0.34        (0.09)        --      (0.09)           --
   2002         4.20       0.11           (0.03)         0.08        (0.11)        --      (0.11)           --

CLASS C
   2006        $3.36      $0.04          $(0.58)       $(0.54)      $(0.02)        --     $(0.02)           --
   2005         3.83       0.00*          (0.41)        (0.41)       (0.04)    $(0.02)     (0.06)        $0.00*
   2004         4.46       0.00*          (0.58)        (0.58)       (0.05)        --      (0.05)           --
   2003         4.21       0.02            0.28          0.30        (0.05)        --      (0.05)           --
   2002         4.22       0.09           (0.02)         0.07        (0.08)        --      (0.08)           --

                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                        --------------------------------------------------------

             Net Asset           Net Assets
   Period      Value,              End of        Net                    Portfolio
   Ended       End of    Total     Period    Investment    Operating    Turnover
 April 30      Period   Return+  (in 000's)    Income     Expenses(b)    Rate
 --------      ------   -------   --------    --------    -----------   --------
STRATEGY FUND
CLASS O
   2006         $2.68   (15.46)%   $ 7,566      2.19%         2.38%        30%
   2005          3.24    (9.77)     10,961      1.09          1.94          1
   2004          3.71   (11.85)(c)  14,008      1.04          2.09         58
   2003          4.35     8.22(c)   19,159      1.26          1.31          0
   2002          4.17     2.19      20,460      3.06          1.75         16

CLASS A
   2006         $2.76   (15.69)%   $ 1,593      1.91%         2.63%        30%
   2005          3.33    (9.74)      2,551      0.79          2.19          1
   2004          3.79   (12.52)(c)   4,553      0.74          2.34         58
   2003          4.42     8.09(c)   14,630      0.98          1.56          0
   2002          4.17     1.95      20,472      2.56          1.83         16

CLASS C
   2006         $2.80   (15.97)%   $   530      1.29%         3.38%        30%
   2005          3.36   (10.66)        431      0.09          2.95          1
   2004          3.83   (13.12)(c)     486      0.02          3.08         58
   2003          4.46     7.14(c)      621      0.32          2.21          0
   2002          4.21     1.61         104      2.04          2.73         16

--------------
+ Total investment returns exclude the effects of sales loads and assume reinvestment of dividends.
(a) Based on average shares outstanding.
(b) The fund incurred interest expense during the year ended April 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.37%, 2.62%, and 3.37% for Class O, A, and C Shares, respectively.
(c) Total return excluding the effect of the reimbursements of investment losses from the Fund's Adviser and other service providers of $253,760 for the year ended April 30, 2003 was 7.48%, 7.11%, and 6.42% for Class O, A, and C Shares, respectively, and of $583,634 for the year ended April 30, 2004 was (13.75)%, (14.13)%, and (14.93)% for Class O, A, and C Shares, respectively.
*   Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                            INCOME FROM INVESTMENT OPERATIONS            DISTRIBUTIONS
                        -----------------------------------------  -------------------------
                                           Net
           Net Asset       Net        Realized and        Total
 Period      Value,    Investment      Unrealized         from         Net
  Ended    Beginning     Income      Gain (Loss) on    Investment  Investment      Total      Redemption
April 30   of Period    (Loss)(a)      Investments     Operations    Income    Distributions    Fees(a)
--------   ---------    ---------    --------------    ----------  ----------  -------------  ----------
CAPITAL VALUE FUND
CLASS A
   2006      $2.91       $ 0.05          $(0.58)         $(0.53)     $(0.05)      $(0.05)       $0.00*
   2005       3.29         0.00*          (0.38)          (0.38)         --           --         0.00*
   2004       4.25        (0.02)          (0.94)          (0.96)         --           --           --
   2003       3.59         0.01            0.70            0.71       (0.05)       (0.05)          --
   2002       3.34         0.06            0.34            0.40       (0.15)       (0.15)          --

CLASS B
   2006      $2.84       $ 0.03          $(0.57)         $(0.54)     $(0.03)      $(0.03)       $0.00*
   2005       3.24        (0.02)          (0.38)          (0.40)         --           --         0.00*
   2004       4.22        (0.05)          (0.93)          (0.98)         --           --           --
   2003       3.57        (0.03)           0.71            0.68       (0.03)       (0.03)          --
   2002       3.33         0.03            0.34            0.37       (0.13)       (0.13)          --

CLASS C
   2006      $2.72       $ 0.03          $(0.54)         $(0.51)     $(0.03)      $(0.03)       $0.00*
   2005       3.10        (0.02)          (0.36)          (0.38)         --           --         0.00*
   2004       4.04        (0.05)          (0.89)          (0.94)         --           --           --
   2003       3.43        (0.03)           0.68            0.65       (0.04)       (0.04)          --
   2002       3.20         0.03            0.33            0.36       (0.13)       (0.13)          --

CLASS R
   2006      $2.90       $ 0.06          $(0.58)         $(0.52)     $(0.05)      $(0.05)       $0.00*
   2005       3.28         0.01           (0.39)          (0.38)         --           --         0.00*
   2004       4.23        (0.01)          (0.94)          (0.95)         --           --           --
   2003       3.58         0.01            0.70            0.71       (0.06)       (0.06)          --
   2002       3.34         0.15            0.25            0.40       (0.16)       (0.16)          --

                                            RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      -----------------------------------------------------------------------------------------------

            Net Asset            Net Assets                    Operating    Operating    Interest Expense
 Period       Value,               End of          Net          Expenses     Expenses      and Dividends    Portfolio
  Ended       End of    Total      Period       Investment       Before       Net of       on Securities    Turnover
April 30      Period  Return(b)  (in 000's)    Income (Loss)   Waivers(c)   Waivers(c)       Sold Short       Rate
--------     -------- ---------  ----------    -------------   -----------  ----------    ---------------    --------
CAPITAL VALUE FUND
CLASS A
   2006        $2.33   (18.35)%   $ 32,873         2.08%          2.20%        2.20%            0.25%            0%
   2005         2.91   (11.55)      54,025         0.08           1.81         1.81             0.25             0
   2004         3.29   (22.59)      75,628        (0.64)          1.97         1.97             0.17            66
   2003         4.25    19.49      105,679         0.16           1.70         1.70             0.16             7
   2002         3.59    12.18       47,547         1.63           1.94         1.75             0.10             0

CLASS B
   2006        $2.27   (19.02)%   $  2,371         1.28%          2.96%        2.96%            0.25%            0%
   2005         2.84   (12.35)       5,397        (0.69)          2.56         2.56             0.25             0
   2004         3.24   (23.22)       9,381        (1.32)          2.67         2.67             0.17            66
   2003         4.22    18.89       23,485        (0.57)          2.46         2.45             0.17             7
   2002         3.57    11.31       12,843         0.82           2.70         2.51             0.10             0

CLASS C
   2006        $2.18   (18.74)%   $  7,737         1.32%          2.95%        2.95%            0.25%            0%
   2005         2.72   (12.26)      13,497        (0.67)          2.56         2.56             0.25             0
   2004         3.10   (23.27)      19,171        (1.38)          2.71         2.71             0.17            66
   2003         4.04    18.66       26,044        (0.65)          2.47         2.47             0.18             7
   2002         3.43    11.33        5,468         0.86           2.69         2.50             0.10             0

CLASS R
   2006        $2.33   (17.90)%   $     25         2.31%          1.95%        1.95%            0.25%            0%
   2005         2.90   (11.59)          51         0.31           1.58         1.58             0.25             0
   2004         3.28   (22.46)          74        (0.29)          1.66         1.66             0.17            66
   2003         4.23    19.43          202         0.30           1.50         1.50             0.20             7
   2002         3.58    12.16            9         4.10           1.75         1.56             0.11             0

------------------------
(a) Based on average shares outstanding.
(b) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends.
(c) For the year ended April 30, 2006, the effect of the custodian fee credits was minimal.
*   Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

Shareholders and Board of Directors
Comstock Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Comstock Funds, Inc. (comprising, respectively, Comstock Strategy Fund and Comstock Capital Value Fund) (the "Funds") as of April 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the Funds' custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Comstock Funds, Inc. at April 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
June 2, 2006

COMSTOCK FUNDS, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================


The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Company's Statement of Additional Information includes additional information about the Comstock Funds, Inc. Directors and is available, without charge, upon request, by calling
800-GABELLI (800-422-3554) or by writing to Comstock Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
 NAME, POSITION(S)     OFFICE AND     FUNDS IN FUND
     ADDRESS 1          LENGTH OF   COMPLEX OVERSEEN       PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIPS
      AND AGE        TIME SERVED 2     BY DIRECTOR         DURING PAST FIVE YEARS                   HELD BY DIRECTOR 5
      -------        -------------  ----------------       ----------------------                   ------------------
INTERESTED DIRECTORS 3:
-----------------------
CHARLES L. MINTER      Since 1987           2        Portfolio Manager, Gabelli Funds, LLC,               --
Director and                                         since 2000; Prior to May 2000, Director,
Portfolio Manager                                    Chairman of the Board and Chief
Age: 64                                              Executive Officer of Comstock Partners, Inc.

HENRY G. VAN
DER EB, CFA 4          Since 2000           3        Senior Vice President of GAMCO Investors, Inc.       --
Chairman of the                                      since August 2004; President and CEO of GAMCO
Board                                                Mathers Fund since 1999; Senior Vice President
Age: 61                                              and Portfolio Manager of Gabelli Funds, LLC
                                                     and GAMCO Asset Management Inc. since 1999.

NON-INTERESTED DIRECTORS:
-------------------------
M. BRUCE ADELBERG      Since 1995           2        Consultant, MBA Research Group since November        --
Director                                             1995
Age: 69

ANTHONY J. COLAVITA    Since 2000          33        Partner in the law firm of Anthony J.                --
Director                                             Colavita, P.C.
Age: 70

VINCENT D. ENRIGHT     Since 2000          13        Former Senior Vice President and Chief         Director of Aphton
Director                                             Financial Officer of KeySpan Energy            Corporation
Age: 62                                              Corporation                                    (biopharmaceuticals)

ANTHONY R. PUSTORINO   Since 2000          14        Certified Public Accountant; Professor         Director of Lynch
Director                                             Emeritus, Pace University                      Corporation
Age: 80                                                                                             (diversified
                                                                                                    manufacturing)

WERNER J. ROEDER, MD   Since 2000          23        Medical Director of Lawrence Hospital and            --
Director                                             practicing private physician
Age: 65

COMSTOCK FUNDS, INC.
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
================================================================================

                         TERM OF
 NAME, POSITION(S)     OFFICE AND
     ADDRESS 1          LENGTH OF                      PRINCIPAL OCCUPATION(S)
      AND AGE        TIME SERVED 2                     DURING PAST FIVE YEARS
      -------        -------------                     ----------------------
OFFICERS:
---------
BRUCE N. ALPERT        Since 2000        Executive Vice President and Chief Operating Officer of
Executive Vice                           Gabelli Funds, LLC since 1988 and an officer of all of the
President                                registered investment companies in the Gabelli Funds
Age: 54                                  complex. Director and President of Gabelli Advisers, Inc.
                                         since 1998.

CAROLYN MATLIN         Since 1987        Vice President, Gabelli Funds, LLC, since 2000;
Vice President                           Prior to 2000, Vice President of Comstock Partners, Inc.
Age: 49

JAMES E. MCKEE         Since 2000        Vice President, General Counsel and Secretary of
Secretary                                GAMCO Investors, Inc. since 1999 and GAMCO Asset
Age: 42                                  Management Inc. since 1993; Secretary of all of the
                                         registered investment companies in the Gabelli Funds
                                         complex.

AGNES MULLADY          Since 2006        Officer of all of  the registered investment companies
Treasurer                                in the Gabelli Funds complex;  Senior Vice President,
Age: 47                                  U.S. Trust Company,  N.A. and Treasurer and
                                         Chief Financial Officer, Excelsior Funds
                                         from 2004 through 2005; Chief  Financial
                                         Officer, AMIC Distribution Partners from 2002 through
                                         2004; Controller at Reserve Management Corporation
                                         and Reserve Partners, Inc. and Treasurer Reserve Funds
                                         from 2000 through 2002.

PETER D. GOLDSTEIN     Since 2004        Director of Regulatory Affairs for GAMCO Investors,
Chief Compliance Officer                 Inc. since 2004; Chief Compliance Officer of all of the
Age: 53                                  registered investment companies in the Gabelli Funds
                                         complex; Vice President of Goldman Sachs Asset Management
                                         from 2000-2004.

MARTIN WEINER          Since 1995        Portfolio Manager, Gabelli Funds, LLC, since 2000; President
President and                            and Portfolio Manager of the Comstock Capital Value
Portfolio Manager                        Fund and the Comstock Strategy Fund since 1999.
Age: 72

---------------------------
1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Company's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 "Interested person" of the Company as defined in the Investment Company Act of 1940. Messrs. Minter and Van der Eb are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Company's investment adviser.
4  Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.
5 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

                              COMSTOCK FUNDS, INC.
                             Comstock Strategy Fund
                           Comstock Capital Value Fund
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

M. Bruce Adelberg                        Anthony R. Pustorino
CONSULTANT                               CERTIFIED PUBLIC ACCOUNTANT,
MBA RESEARCH GROUP                       PROFESSOR EMERITUS
                                         PACE UNIVERSITY
Anthony J. Colavita
PARTNER                                  Werner J. Roeder, MD
ANTHONY J. COLAVITA, P.C.                MEDICAL DIRECTOR
                                         LAWRENCE HOSPITAL
Vincent D. Enright
FORMER SENIOR VICE PRESIDENT             Henry G. Van der Eb, CFA
AND CHIEF FINANCIAL OFFICER              SENIOR VICE PRESIDENT
KEYSPAN ENERGY CORP.                     GAMCO INVESTORS, INC.

Charles L. Minter
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
COMSTOCK PARTNERS, INC.

                        OFFICERS AND PORTFOLIO MANAGERS
Bruce N. Alpert                          Martin Weiner, CFA
EXECUTIVE VICE PRESIDENT                 PORTFOLIO MANAGER
                                         AND PRESIDENT

Peter D. Goldstein                       Charles L. Minter
CHIEF COMPLIANCE OFFICER                 PORTFOLIO MANAGER AND
                                         DIRECTOR
James E. McKee
SECRETARY                                Agnes Mullady
                                         TREASURER
Carolyn Matlin
VICE PRESIDENT

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the Comstock Funds, Inc. and is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a current prospectus.
--------------------------------------------------------------------------------

GABCOMAR06SR

                                             COMSTOCK
                                             FUNDS,
                                             INC.



                                             Comstock Strategy Fund
                                             Comstock Capital Value Fund




                                                                   ANNUAL REPORT
                                                                  APRIL 30, 2006

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $61,598 in 2005 and $64,600 in 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2005 and $0 in 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,200 in 2005 and $7,200 in 2006.

     Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2006 and $0 in 2006.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100% for 2005 100% for 2006

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $72,200 in 2005 and $72,200 in 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the  1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant to Rule 30a-2(b)  under  the  1940  Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Comstock Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     July 7, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     July 7, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer


Date     July 7, 2006
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.